Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 6,368,144	$ 7,453,523
Provision for doubtful accounts	(106,839)	(53,241)
Net accounts receivable	$ 6,261,305	$ 7,400,282